Amounts due from related companies (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ 324,337	$ 188,202	$ 1,082,000	¥ 7,340,000
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	169,212	150,769
Zhong Yuan Nervonic Acid Bo Ttechnology Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	77,506	37,433
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	53,791	0
Zhong Yuan Bo Ri Biotechnology Zhuhai Hengqin Co Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ 23,828	$ 0